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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22004

ING Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.6%
		Australia: 22.5%
225,591		Australia & New Zealand Banking Group Ltd.	$2,209,763
135,076		BHP Billiton Ltd.	2,552,527
280,336		Billabong International Ltd.	1,963,729
407,652		BlueScope Steel Ltd.	1,074,819
211,696		Caltex Australia Ltd.	1,033,647
82,610		Commonwealth Bank of Australia	1,860,272
70,400		CSL Ltd.	1,614,656
661,449		Foster’s Group Ltd.	2,390,679
905,846		Incitec Pivot Ltd.	1,588,974
142,491		National Australia Bank Ltd.	1,886,753
590,902		OneSteel Ltd.	1,004,466
2,993,000		Oxiana Ltd.	1,079,542
127,563		QBE Insurance Group Ltd.	2,001,709
38,800		Rio Tinto Ltd.	1,195,636
760,320		Telstra Corp., Ltd.	2,033,225
108,609		Wesfarmers Ltd.	1,336,708
79,386	@	Westpac Banking Corp. - New	924,086
161,522	@	Westpac Banking Corp.	1,910,797
80,000		Woodside Petroleum Ltd.	1,903,021
149,126		Woolworths Ltd.	2,637,189
			34,202,198
		China: 15.0%
4,560,000		Anhui Expressway Co., Ltd.	1,412,552
6,161,000		Bank of China Ltd.	1,958,686
3,630,000		China Construction Bank	1,928,488
994,000		China Life Insurance Co., Ltd.	2,566,041
3,654,000		China Petroleum & Chemical Corp.	2,437,170
1,362,000		China Shipping Development Co., Ltd.	1,140,470
4,914,000		China Telecom Corp., Ltd.	1,879,245
5,029,000		Industrial and Commercial Bank of China Ltd.	2,482,574
4,062,000		Jiangsu Expressway Co., Ltd.	2,986,494
2,160,000		PetroChina Co., Ltd.	1,786,385
6,330,500		Sino-Ocean Land Holdings Ltd.	2,183,071
			22,761,176
		Hong Kong: 15.7%
1,499,500		BOC Hong Kong Holdings Ltd.	1,740,505
194,000		Cheung Kong Holdings Ltd.	1,840,012
323,500		China Mobile Ltd.	2,970,902
425,000		CLP Holdings Ltd.	3,025,521
2,133,000		CNOOC Ltd.	1,748,822
6,126,000		Denway Motors Ltd.	1,593,420
263,500		Esprit Holdings Ltd.	1,249,697
188,800		Hang Seng Bank Ltd.	2,423,218
633,500		HongKong Electric Holdings	3,572,243
1,166,000		Industrial & Commercial Bank of China (Asia) Ltd.	1,099,375
209,000		Sun Hung Kai Properties Ltd.	1,668,129
5,172,000		TPV Technology Ltd.	941,477
			23,873,321
		India: 5.7%
556,276		Hindustan Petroleum Corp.	2,653,434
69,500		ICICI Bank Ltd. ADR	989,680
62,000		Infosys Technologies Ltd.	1,560,204
163,700		Oil & Natural Gas Corp., Ltd.	2,288,370
52,000		Reliance Industries Ltd.	1,189,946
			8,681,634
		Malaysia: 4.2%
1,027,000		Commerce Asset Holdings BHD	1,693,411
389,700		Digi.com BHD	2,228,265
1,004,900		Public Bank BHD	2,362,323
			6,283,999
		Philippines: 1.2%
37,520		Philippine Long Distance Telephone Co.	1,777,533
			1,777,533

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2008 (Unaudited) (continued)

Shares				Value
		Singapore: 6.2%
249,000		DBS Group Holdings Ltd.		$1,559,481
238,000		Singapore Airlines Ltd.		1,648,588
1,258,000		Singapore Press Holdings Ltd.		2,962,682
1,258,000		Singapore Telecommunications Ltd.		2,132,656
844,080		StarHub Ltd.		1,164,415
				9,467,822
		South Korea: 8.2%
42,000	@	KB Financial Group, Inc.		863,445
206,370		Korea Exchange Bank		1,015,583
79,240		KT Corp.		1,782,696
52,000		KT&G Corp.		2,878,438
8,710		Posco		1,953,761
5,290		Samsung Electronics Co., Ltd.		1,752,084
48,000		S-Oil Corp.		2,157,740
				12,403,747
		Taiwan: 9.8%
1,976,205		Acer, Inc.		2,522,870
2,176,606		China Steel Corp.		1,454,593
3,181,558		Compal Electronics, Inc.		1,656,303
161,330		High Tech Computer Corp.		1,606,233
576,000		HON HAI Precision Industry Co., Ltd.		1,121,390
1,346,000		Nan Ya Plastics Corp.		1,553,395
2,002,043		Taiwan Semiconductor Manufacturing Co., Ltd.		2,497,494
1,771,000		Tung Ho Steel Enterprise Corp.		1,126,359
2,003,868		Wistron Corp.		1,332,993
				14,871,630
		Thailand: 1.8%
1,225,400		Advanced Info Service PCL		2,670,457
				2,670,457
		United Kingdom: 1.3%
182,800		HSBC Holdings PLC		1,986,758
				1,986,758
		Total Common Stock (Cost $ 235,755,375)		138,980,275
REAL ESTATE INVESTMENT TRUSTS: 2.9%
		Australia: 1.2%
182,500		Westfield Group		1,808,491
				1,808,491
		Singapore: 1.7%
3,452,000	@	Ascendas India Trust		993,266
1,721,000	@	Ascendas Real Estate Investment Trust		1,700,328
				2,693,594
		Total Real Estate Investment Trusts (Cost $ 8,779,370)		4,502,085
EXCHANGE-TRADED FUNDS: 2.9%
		South Korea: 2.9%
452,900		Samsung Kodex200 Exchange Traded Fund		4,407,220
		Total Exchange-Traded Funds (Cost $ 4,597,902)		4,407,220
PREFERRED STOCK: 1.2%
		South Korea: 1.2%
7,816		Samsung Electronics Co., Ltd.		1,780,991
		Total Preferred Stock (Cost $ 3,757,330)		1,780,991
		Total Investments in Securities (Cost $ 252,889,977)*	98.6%	$149,670,571
		Other Assets and Liabilities - Net	1.4	2,060,547
		Net Assets	100.0%	$151,731,118

@	Non-income producing security
ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $254,800,212.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$358,965
	Gross Unrealized Depreciation	(105,488,606)
	Net Unrealized Depreciation	$(105,129,641)

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	1.9%
Airlines	1.1
Apparel	2.1
Auto Manufacturers	1.0
Banks	19.8
Beverages	1.6
Biotechnology	1.1
Chemicals	2.1
Commercial Services	2.9
Computers	5.3
Diversified	1.1
Diversified Financial Services	0.6
Electric	4.3
Electronics	0.7
Food	1.7
Insurance	3.0
Iron/Steel	4.4
Media	2.0
Mining	3.2
Office Property	0.6
Oil & Gas	11.3
Real Estate	3.7
Retail	0.9
Semiconductors	4.0
Shopping Centers	1.2
Software	1.0
Telecommunications	12.3
Transportation	0.8
Other Long-Term Investments	2.9
Other Assets and Liabilities - Net	1.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of November 30, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$11,143,992	$—
Level 2- Other Significant Observable Inputs	138,526,579	(171,569)
Level 3- Significant Unobservable Inputs	—	(92,230)
Total	$149,670,571	$(263,799)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 02/29/08	$—	$(1,033,944)
Net purchases/sales	—	330,387
Total realized and unrealized gain (loss)	—	611,327
Amortization of premium/discount	—	—
Transfers in and/or out of Level 3	—	—
Balance at 11/30/08	$—	$(92,230)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2008 (Unaudited) (continued)

Written Call Options

#of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

3,960	Merrill Lynch	Australia S&P/ASX 200 Index	12/03/08	4,214.14	AUD	$423,348	$(230)
5,290	Merrill Lynch	Hong Kong Hang Seng Index	12/03/08	14,240.50	HKD	578,468	(171,339)
44,360,000	Morgan Stanley	Korea KOSPI 200 Index	12/03/08	152.10	KRW	292,440	(17,735)
43,900	Deutsche Bank AG	Taiwan TAIEX Index	12/03/08	4,650.14	TWD	273,599	(74,495)
						$1,567,855	$(263,799)
		Total Premiums Received:	$1,567,855
	Total Liabilities for Options Written:		$263,799

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2009